Deferred Voyage Revenue	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DEFERRED VOYAGE REVENUE [Text Block]

NOTE 10 -	DEFERRED VOYAGE REVENUE

Deferred voyage revenue primarily reflects charter-out amounts collected on voyages that have not yet been completed. In addition, in January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract is allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and amortized over the life of the vessel's contract in August 2013. As of December 31, 2011 and December 31, 2010, the deferred voyage revenue of $15,150 and $21,567, respectively, included the unamortized amount of the lump sum amount related to the Navios Hope of $10,992 and $17,754, respectively. As of December 31, 2011, the current and long-term portion of the lump sum amount was $6,762 and $4,230, respectively.